Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	Straight line over 5 years
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	Double declining rate of 30%
Office Furnishings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	Double declining rate of 20%
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	Straight line over 5 years